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Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2003

(Empire_Fidelity_Investments_Life_Insurance Company_logo)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2003

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500
Assets:
Investments at market value	$ 89,310	$ 28,460	$ 113,613	$ 108,161	$ 22,060	$ 77,711	$ 68,379	$ 80,396
Receivable from EFILI	1	1	1	1	0	1	0	0
Total Assets	89,311	28,461	113,614	108,162	22,060	77,712	68,379	80,396
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 89,311	$ 28,461	$ 113,614	$ 108,162	$ 22,060	$ 77,712	$ 68,379	$ 80,396
Net Assets:
Accumulation reserves	$ 83,831	$ 24,315	$ 102,681	$ 100,304	$ 20,785	$ 65,433	$ 60,910	$ 73,146
Annuity reserves	5,480	4,146	10,933	7,858	1,275	12,279	7,469	7,250
Total net assets	$ 89,311	$ 28,461	$ 113,614	$ 108,162	$ 22,060	$ 77,712	$ 68,379	$ 80,396
Units outstanding (accumulation)	4,363	944	2,066	1,886	791	2,428	2,033	2,512
Units outstanding (annuity reserves)	288	162	222	149	49	460	251	251
Units outstanding (total)	4,651	1,106	2,288	2,035	840	2,888	2,284	2,763
Unit value (accumulation)	$ 19.212352	$ 25.763119	$ 49.695435	$ 53.176005	$ 26.271183	$ 26.945110	$ 29.966981	$ 29.119694
	Subaccounts Investing In:
	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	VIP III - Value Strategies
Assets:
Investments at market value	$ 19,419	$ 136,024	$ 15,910	$ 1,139	$ 37,944	$ 13,902	$ 45,297	$ 9,372
Receivable from EFILI	0	1	0	0	0	0	0	0
Total Assets	19,419	136,025	15,910	1,139	37,944	13,902	45,297	9,372
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 19,419	$ 136,025	$ 15,910	$ 1,139	$ 37,944	$ 13,902	$ 45,297	$ 9,372
Net Assets:
Accumulation reserves	$ 16,910	$ 124,941	$ 13,132	$ 865	$ 32,090	$ 12,328	$ 40,558	$ 8,660
Annuity reserves	2,509	11,084	2,778	274	5,854	1,574	4,739	712
Total net assets	$ 19,419	$ 136,025	$ 15,910	$ 1,139	$ 37,944	$ 13,902	$ 45,297	$ 9,372
Units outstanding (accumulation)	864	4,155	924	78	2,069	1,094	3,063	761
Units outstanding (annuity reserves)	129	372	197	25	380	141	361	62
Units outstanding (total)	993	4,527	1,121	103	2,449	1,235	3,424	823
Unit value (accumulation)	$ 19.573995	$ 30.069410	$ 14.214183	$ 11.037552	$ 15.512031	$ 11.268411	$ 13.240813	$ 11.382683
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries	VIP IV - Real Estate
Assets:
Investments at market value	$ 461	$ 12,616	$ 2,134	$ 4,891	$ 3,563	$ 1,161	$ 627	$ 2,034
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	461	12,616	2,134	4,891	3,563	1,161	627	2,034
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 461	$ 12,616	$ 2,134	$ 4,891	$ 3,563	$ 1,161	$ 627	$ 2,034
Net Assets:
Accumulation reserves	$ 414	$ 11,974	$ 2,075	$ 4,693	$ 3,426	$ 1,124	$ 602	$ 1,760
Annuity reserves	47	642	59	198	137	37	25	274
Total net assets	$ 461	$ 12,616	$ 2,134	$ 4,891	$ 3,563	$ 1,161	$ 627	$ 2,034
Units outstanding (accumulation)	55	1,298	195	487	309	102	60	160
Units outstanding (annuity reserves)	6	70	5	21	12	3	2	25
Units outstanding (total)	61	1,368	200	508	321	105	62	185
Unit value (accumulation)	$ 7.558093	$ 9.223905	$ 10.655414	$ 9.635359	$ 11.093435	$ 11.064748	$ 10.075077	$ 10.996080
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap	PBHG - Select Value
Assets:
Investments at market value	$ 11,512	$ 5,009	$ 4,272	$ 3,022	$ 4,895	$ 17,811	$ 7,985
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	11,512	5,009	4,272	3,022	4,895	17,811	7,985
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 11,512	$ 5,009	$ 4,272	$ 3,022	$ 4,895	$ 17,811	$ 7,985
Net Assets:
Accumulation reserves	$ 11,085	$ 4,799	$ 3,626	$ 2,529	$ 4,675	$ 16,122	$ 7,280
Annuity reserves	427	210	646	493	220	1,689	705
Total net assets	$ 11,512	$ 5,009	$ 4,272	$ 3,022	$ 4,895	$ 17,811	$ 7,985
Units outstanding (accumulation)	1,006	303	283	264	520	912	466
Units outstanding (annuity reserves)	39	13	51	51	24	96	46
Units outstanding (total)	1,045	316	334	315	544	1,008	512
Unit value (accumulation)	$ 11.017142	$ 15.842981	$ 12.817934	$ 9.595563	$ 8.999334	$ 17.677480	$ 15.621596
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 15,093	$ 15,610	$ 10,272	$ 7,428	$ 9,228	$ 1,435	$ 5,421
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	15,903	15,610	10,272	7,428	9,228	1,435	5,421
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 15,093	$ 15,610	$ 10,272	$ 7,428	$ 9,228	$ 1,435	$ 5,421
Net Assets:
Accumulation reserves	$ 14,604	$ 14,814	$ 9,521	$ 6,575	$ 8,506	$ 1,396	$ 5,126
Annuity reserves	489	796	751	853	722	39	295
Total net assets	$ 15,093	$ 15,610	$ 10,272	$ 7,428	$ 9,228	$ 1,435	$ 5,421
Units outstanding (accumulation)	1,904	1,032	807	431	787	149	536
Units outstanding (annuity reserves)	64	56	64	57	68	4	31
Units outstanding (total)	1,968	1,088	871	488	855	153	567
Unit value (accumulation)	$ 7.671666	$ 14.349376	$ 11.794295	$ 15.242376	$ 10.805019	$ 9.349752	$ 9.568934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2003

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500
Income:
Dividends	$ 1,135	$ 1,539	$ 1,698	$ 235	$ 119	$ 4,034	$ 2,259	$ 974
Expenses:
Mortality and expense risk charges - RR**	807	168	648	641	108	607	441	471
Administrative and other charges - RR**	54	11	43	43	7	40	29	31
Mortality and expense risk charges - IA**	44	22	61	40	4	93	37	40
Administrative and other charges - IA**	15	7	20	14	2	31	13	13
Net investment income (loss)	215	1,331	926	(503)	(2)	3,263	1,739	419
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	1,606	(365)	(939)	(469)	1,864	209	78
Realized gain distributions	0	0	0	0	0	1,419	0	0
Net realized gain (loss) on investments	0	1,606	(365)	(939)	(469)	3,283	209	78
Unrealized appreciation (depreciation)	0	2,899	24,358	26,598	6,079	(2,789)	8,110	16,315
Net increase (decrease) in net assets from operations	$ 215	$ 5,836	$ 24,919	$ 25,156	$ 5,608	$ 3,757	$ 10,058	$ 16,812
	Subaccounts Investing In:
	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation*	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	VIP III - Value Strategies*
Income:
Dividends	$ 520	$ 544	$ 382	$ 0	$ 382	$ 78	$ 149	$ 0
Expenses:
Mortality and expense risk charges - RR**	118	819	83	1	225	74	233	7
Administrative and other charges - RR**	8	55	6	0	15	5	15	1
Mortality and expense risk charges - IA**	15	61	21	1	36	8	27	1
Administrative and other charges - IA**	5	21	7	0	12	3	9	0
Net investment income (loss)	374	(412)	265	(2)	94	(12)	(135)	(9)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(177)	1,657	82	8	258	134	(174)	40
Realized gain distributions	0	0	0	0	0	0	0	56
Net realized gain (loss) on investments	(177)	1,657	82	8	258	134	(174)	96
Unrealized appreciation (depreciation)	3,354	27,724	1,704	48	6,710	2,709	11,660	151
Net increase (decrease) in net assets from operations	$ 3,551	$ 28,969	$ 2,051	$ 54	$ 7,062	$ 2,831	$ 11,351	$ 238
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries	VIP IV - Real Estate*
Income:
Dividends	$ 5	$ 0	$ 8	$ 0	$ 34	$ 2	$ 0	$ 22
Expenses:
Mortality and expense risk charges - RR**	3	49	8	32	21	3	5	2
Administrative and other charges - RR**	0	3	1	2	1	0	0	0
Mortality and expense risk charges - IA**	1	2	1	1	1	0	0	1
Administrative and other charges - IA**	0	1	0	0	0	0	0	0
Net investment income (loss)	1	(55)	(2)	(35)	11	(1)	(5)	19
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	20	661	(11)	(31)	25	9	(22)	7
Realized gain distributions	0	0	0	0	0	0	0	10
Net realized gain (loss) on investments	20	661	(11)	(31)	25	9	(22)	17
Unrealized appreciation (depreciation)	68	2,142	345	648	711	141	155	54
Net increase (decrease) in net assets from operations	$ 89	$ 2,748	$ 332	$ 582	$ 747	$ 149	$ 128	$ 90

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

** See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2003

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap	PBHG - Select Value
Income:
Dividends	$ 0	$ 0	$ 0	$ 3	$ 0	$ 0	$ 232
Expenses:
Mortality and expense risk charges - RR**	32	32	23	14	38	123	62
Administrative and other charges - RR**	2	2	2	1	3	8	4
Mortality and expense risk charges - IA**	1	2	3	2	1	11	10
Administrative and other charges - IA**	1	1	1	1	1	4	3
Net investment income (loss)	(36)	(37)	(29)	(15)	(43)	(146)	153
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	619	56	197	(2,898)	(1,379)	(1,718)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(52)	619	56	197	(2,898)	(1,379)	(1,718)
Unrealized appreciation (depreciation)	2,081	429	895	439	4,093	7,201	2,935
Net increase (decrease) in net assets from operations	$ 1,993	$ 1,011	$ 922	$ 621	$ 1,152	$ 5,676	$ 1,370
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 5	$ 0	$ 6	$ 0
Expenses:
Mortality and expense risk charges - RR**	112	126	71	51	36	8	9
Administrative and other charges - RR**	7	8	5	4	2	1	1
Mortality and expense risk charges - IA**	2	4	5	5	2	1	1
Administrative and other charges - IA**	1	2	2	2	1	0	0
Net investment income (loss)	(122)	(140)	(83)	(57)	(41)	(4)	(11)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(693)	(1,858)	(98)	(512)	(259)	(8)	(66)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(693)	(1,858)	(98)	(512)	(259)	(8)	(66)
Unrealized appreciation (depreciation)	5,972	6,865	3,001	2,839	2,140	363	577
Net increase (decrease) in net assets from operations	$ 5,157	$ 4,867	$ 2,820	$ 2,270	$ 1,840	$ 351	$ 500

** See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 215	$ 1,272	$ 1,331	$ 1,382	$ 926	$ 1,054	$ (503)	$ (577)
Net realized gain (loss) on investments	0	0	1,606	(146)	(365)	4,053	(939)	(3,742)
Unrealized appreciation (depreciation)	0	0	2,899	(792)	24,358	(27,338)	26,598	(35,656)
Net increase (decrease) in net assets from operations	215	1,272	5,836	444	24,919	(22,231)	25,156	(39,975)
Contract Transactions:
Payments received from contract owners	20,275	26,055	1,660	465	1,771	2,661	1,738	1,875
Transfers between sub-accounts and the fixed account, net	(29,951)	16,891	3,028	7,860	5,825	(9,616)	6,043	(13,047)
Contract benefits	(810)	(791)	(289)	(142)	(1,244)	(1,461)	(811)	(820)
Contract terminations	(32,229)	(65,820)	(1,746)	(654)	(6,345)	(7,081)	(4,036)	(7,302)
Contract maintenance charges	(19)	(20)	(4)	(3)	(20)	(21)	(26)	(30)
Other transfers (to) from EFILI, net	(45)	69	2	5	(172)	161	33	90
Net increase (decrease) in net assets from contract transactions	(42,779)	(23,616)	2,651	7,531	(185)	(15,357)	2,941	(19,234)
Total increase (decrease) in net assets	(42,564)	(22,344)	8,487	7,975	24,734	(37,588)	28,097	(59,209)
Net Assets:
Beginning of period	131,875	154,219	19,974	11,999	88,880	126,468	80,065	139,274
End of period	$ 89,311	$ 131,875	$ 28,461	$ 19,974	$ 113,614	$ 88,880	$ 108,162	$ 80,065
Units Issued, Transferred and Redeemed:
Beginning balance	6,879	8,115	979	604	2,314	2,712	1,985	2,394
Units issued	1,128	1,452	70	24	42	61	38	38
Units transferred	(1,595)	852	145	391	121	(154)	120	(223)
Units redeemed	(1,761)	(3,540)	(88)	(40)	(189)	(305)	(108)	(224)
Ending balance	4,651	6,879	1,106	979	2,288	2,314	2,035	1,985
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (2)	$ 1	$ 3,263	$ 2,168	$ 1,739	$ 2,227	$ 419	$ 423
Net realized gain (loss) on investments	(469)	(1,088)	3,283	1,725	209	(1,632)	78	(1,339)
Unrealized appreciation (depreciation)	6,079	(2,616)	(2,789)	4,215	8,110	(7,988)	16,315	(19,748)
Net increase (decrease) in net assets from operations	5,608	(3,703)	3,757	8,108	10,058	(7,393)	16,812	(20,664)
Contract Transactions:
Payments received from contract owners	410	321	5,217	7,201	1,126	1,553	2,162	2,662
Transfers between sub-accounts and the fixed account, net	3,752	(686)	(22,018)	28,471	888	(4,581)	3,085	(6,481)
Contract benefits	(177)	(82)	(1,308)	(1,165)	(887)	(1,009)	(654)	(861)
Contract terminations	(909)	(958)	(5,734)	(17,020)	(3,205)	(4,519)	(2,801)	(3,368)
Contract maintenance charges	(4)	(4)	(23)	(17)	(13)	(13)	(18)	(20)
Other transfers (to) from EFILI, net	(1)	4	13	25	19	25	23	35
Net increase (decrease) in net assets from contract transactions	3,071	(1,405)	(23,853)	17,495	(2,072)	(8,544)	1,797	(8,033)
Total increase (decrease) in net assets	8,679	(5,108)	(20,096)	25,603	7,986	(15,937)	18,609	(28,697)
Net Assets:
Beginning of period	13,381	18,489	97,808	72,205	60,393	76,330	61,787	90,484
End of period	$ 22,060	$ 13,381	$ 77,712	$ 97,808	$ 68,379	$ 60,393	$ 80,396	$ 61,787
Units Issued, Transferred and Redeemed:
Beginning balance	725	792	3,792	3,063	2,360	2,700	2,704	3,054
Units issued	19	15	198	296	41	58	85	102
Units transferred	151	(31)	(831)	1,164	33	(186)	117	(283)
Units redeemed	(55)	(51)	(271)	(731)	(150)	(212)	(143)	(169)
Ending balance	840	725	2,888	3,792	2,284	2,360	2,763	2,704
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Dynamic Capital Appreciation*
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03
Operations:
Net investment income (loss)	$ 374	$ 417	$ (412)	$ 54	$ 265	$ 238	$ (2)
Net realized gain (loss) on investments	(177)	(814)	1,657	3,750	82	(94)	8
Unrealized appreciation (depreciation)	3,354	(3,222)	27,724	(17,352)	1,704	(1,408)	48
Net increase (decrease) in net assets from operations	3,551	(3,619)	28,969	(13,548)	2,051	(1,264)	54
Contract Transactions:
Payments received from contract owners	322	323	1,470	2,645	1,266	1,233	43
Transfers between sub-accounts and the fixed account, net	92	(1,008)	2,037	(8,430)	521	2,489	1,049
Contract benefits	(247)	(227)	(1,423)	(1,150)	(341)	(189)	(4)
Contract terminations	(1,208)	(1,150)	(6,115)	(7,176)	(478)	(886)	(4)
Contract maintenance charges	(5)	(6)	(31)	(33)	(3)	(2)	0
Other transfers (to) from EFILI, net	1	9	4	27	2	(2)	1
Net increase (decrease) in net assets from contract transactions	(1,045)	(2,059)	(4,058)	(14,117)	967	2,643	1,085
Total increase (decrease) in net assets	2,506	(5,678)	24,911	(27,665)	3,018	1,379	1,139
Net Assets:
Beginning of period	16,913	22,591	111,114	138,779	12,892	11,513	0
End of period	$ 19,419	$ 16,913	$ 136,025	$ 111,114	$ 15,910	$ 12,892	$ 1,139
Units Issued, Transferred and Redeemed:
Beginning balance	1,058	1,184	4,711	5,291	1,061	857	0
Units issued	18	18	63	107	95	101	4
Units transferred	0	(65)	62	(345)	32	195	100
Units redeemed	(83)	(79)	(309)	(342)	(67)	(92)	(1)
Ending balance	993	1,058	4,527	4,711	1,121	1,061	103
	Subaccounts Investing In:
	VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap		VIP III - Value Strategies*
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03
Operations:
Net investment income (loss)	$ 94	$ 213	$ (12)	$ 32	$ (135)	$ 55	$ (9)
Net realized gain (loss) on investments	258	(1,163)	134	(773)	(174)	(454)	96
Unrealized appreciation (depreciation)	6,710	(6,010)	2,709	(2,111)	11,660	(4,376)	151
Net increase (decrease) in net assets from operations	7,062	(6,960)	2,831	(2,852)	11,351	(4,775)	238
Contract Transactions:
Payments received from contract owners	1,146	844	286	229	831	1,726	179
Transfers between sub-accounts and the fixed account, net	1,526	(2,677)	2,414	(388)	2,011	(1,515)	8,960
Contract benefits	(654)	(484)	(210)	(179)	(448)	(394)	(6)
Contract terminations	(1,080)	(2,268)	(512)	(701)	(2,108)	(2,197)	(3)
Contract maintenance charges	(8)	(9)	(2)	(3)	(10)	(11)	0
Other transfers (to) from EFILI, net	30	20	(2)	4	11	3	4
Net increase (decrease) in net assets from contract transactions	960	(4,574)	1,974	(1,038)	287	(2,388)	9,134
Total increase (decrease) in net assets	8,022	(11,534)	4,805	(3,890)	11,638	(7,163)	9,372
Net Assets:
Beginning of period	29,922	41,456	9,097	12,987	33,659	40,822	0
End of period	$ 37,944	$ 29,922	$ 13,902	$ 9,097	$ 45,297	$ 33,659	$ 9,372
Units Issued, Transferred and Redeemed:
Beginning balance	2,371	2,716	1,041	1,152	3,498	3,794	0
Units issued	83	65	28	22	75	163	16
Units transferred	125	(198)	242	(41)	99	(204)	808
Units redeemed	(130)	(212)	(76)	(92)	(248)	(255)	(1)
Ending balance	2,449	2,371	1,235	1,041	3,424	3,498	823

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2003 and 2002

(In thousands)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth		VIP IV - Technology		VIP IV - Natural Resources		VIP IV - Health Care
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 1	$ 2	$ (55)	$ (18)	$ (2)	$ (1)	$ (35)	$ (26)
Net realized gain (loss) on investments	20	(45)	661	(233)	(11)	(80)	(31)	(231)
Unrealized appreciation (depreciation)	68	(118)	2,142	(1,082)	345	(209)	648	(836)
Net increase (decrease) in net assets from operations	89	(161)	2,748	(1,333)	332	(290)	582	(1,093)
Contract Transactions:
Payments received from contract owners	37	78	337	372	66	92	421	790
Transfers between sub-accounts and the fixed account, net	28	(63)	7,350	(25)	644	725	199	(505)
Contract benefits	(3)	(2)	(25)	(34)	(9)	(6)	(24)	(14)
Contract terminations	(26)	(17)	(354)	(84)	(22)	(29)	(215)	(421)
Contract maintenance charges	(1)	(1)	(9)	(11)	(2)	(5)	(3)	(7)
Other transfers (to) from EFILI, net	1	(2)	1	0	0	1	1	(2)
Net increase (decrease) in net assets from contract transactions	36	(7)	7,300	218	677	778	379	(159)
Total increase (decrease) in net assets	125	(168)	10,048	(1,115)	1,009	488	961	(1,252)
Net Assets:
Beginning of period	336	504	2,568	3,683	1,125	637	3,930	5,182
End of period	$ 461	$ 336	$ 12,616	$ 2,568	$ 2,134	$ 1,125	$ 4,891	$ 3,930
Units Issued, Transferred and Redeemed:
Beginning balance	56	58	440	389	137	68	470	510
Units issued	6	10	44	49	8	10	47	84
Units transferred	4	(10)	931	21	59	63	19	(75)
Units redeemed	(5)	(2)	(47)	(19)	(4)	(4)	(28)	(49)
Ending balance	61	56	1,368	440	200	137	508	470
	Subaccounts Investing In:
	VIP IV - Financial Services		VIP IV - Cyclical Industries		VIP IV - Consumer Industries		VIP IV - Real Estate*
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03
Operations:
Net investment income (loss)	$ 11	$ 6	$ (1)	$ (4)	$ (5)	$ (6)	$ 19
Net realized gain (loss) on investments	25	(41)	9	(88)	(22)	(52)	17
Unrealized appreciation (depreciation)	711	(431)	141	(91)	155	(154)	54
Net increase (decrease) in net assets from operations	747	(466)	149	(183)	128	(212)	90
Contract Transactions:
Payments received from contract owners	166	441	8	85	59	53	175
Transfers between sub-accounts and the fixed account, net	196	342	737	(55)	(163)	431	1,770
Contract benefits	(23)	(16)	(1)	(2)	(2)	(6)	(2)
Contract terminations	(63)	(115)	(12)	(8)	(20)	(11)	0
Contract maintenance charges	(3)	(4)	(2)	(2)	(1)	(2)	0
Other transfers (to) from EFILI, net	4	1	0	0	(1)	0	1
Net increase (decrease) in net assets from contract transactions	277	649	730	18	(128)	465	1,944
Total increase (decrease) in net assets	1,024	183	879	(165)	0	253	2,034
Net Assets:
Beginning of period	2,539	2,356	282	447	627	374	0
End of period	$ 3,563	$ 2,539	$ 1,161	$ 282	$ 627	$ 627	$ 2,034
Units Issued, Transferred and Redeemed:
Beginning balance	297	242	35	44	77	38	0
Units issued	18	45	1	9	6	6	17
Units transferred	17	24	71	(17)	(18)	35	168
Units redeemed	(11)	(14)	(2)	(1)	(3)	(2)	0
Ending balance	321	297	105	35	62	77	185

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2003 and 2002

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (36)	$ (35)	$ (37)	$ 132	$ (29)	$ 17	$ (15)	$ 7
Net realized gain (loss) on investments	(52)	(250)	619	(37)	56	31	197	(12)
Unrealized appreciation (depreciation)	2,081	(391)	429	(38)	895	(749)	439	(283)
Net increase (decrease) in net assets from operations	1,993	(676)	1,011	57	922	(701)	621	(288)
Contract Transactions:
Payments received from contract owners	113	67	82	93	172	214	216	104
Transfers between sub-accounts and the fixed account, net	6,172	1,176	1,765	965	22	1,667	290	1,556
Contract benefits	(16)	(16)	(23)	(10)	(42)	(45)	(26)	(12)
Contract terminations	(122)	(346)	(85)	(82)	(166)	(136)	(117)	(72)
Contract maintenance charges	(1)	(1)	(1)	(1)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	5	2	2	2	0	(20)	0	1
Net increase (decrease) in net assets from contract transactions	6,151	882	1,740	967	(15)	1,679	363	1,577
Total increase (decrease) in net assets	8,144	206	2,751	1,024	907	978	984	1,289
Net Assets:
Beginning of period	3,368	3,162	2,258	1,234	3,365	2,387	2,038	749
End of period	$ 11,512	$ 3,368	$ 5,009	$ 2,258	$ 4,272	$ 3,365	$ 3,022	$ 2,038
Units Issued, Transferred and Redeemed:
Beginning balance	454	385	181	107	336	197	269	81
Units issued	13	8	6	8	17	19	26	12
Units transferred	595	109	137	74	0	136	38	186
Units redeemed	(17)	(48)	(8)	(8)	(19)	(16)	(18)	(10)
Ending balance	1,045	454	316	181	334	336	315	269
	Subaccounts Investing In:
	PBHG - Growth II		PBHG - Small Cap		PBHG - Select Value		PBHG - Technology & Communications
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (43)	$ (58)	$ (146)	$ (210)	$ 153	$ 4	$ (122)	$ (172)
Net realized gain (loss) on investments	(2,898)	(4,831)	(1,379)	(1,142)	(1,718)	(2,607)	(693)	(808)
Unrealized appreciation (depreciation)	4,093	2,132	7,201	(8,976)	2,935	(2,935)	5,972	(17,447)
Net increase (decrease) in net assets from operations	1,152	(2,757)	5,676	(10,328)	1,370	(5,538)	5,157	(18,427)
Contract Transactions:
Payments received from contract owners	13	47	634	1,482	143	685	144	319
Transfers between sub-accounts and the fixed account, net	(1,056)	(4,926)	(5,210)	(1,144)	(5,995)	(9,008)	(2,050)	(5,555)
Contract benefits	(46)	(23)	(236)	(187)	(171)	(206)	(85)	(81)
Contract terminations	(209)	(474)	(978)	(1,551)	(183)	(937)	(419)	(1,656)
Contract maintenance charges	(2)	(3)	(5)	(7)	(2)	(4)	(9)	(12)
Other transfers (to) from EFILI, net	(2)	4	23	3	(2)	4	4	10
Net increase (decrease) in net assets from contract transactions	(1,302)	(5,375)	(5,772)	(1,404)	(6,210)	(9,466)	(2,415)	(6,975)
Total increase (decrease) in net assets	(150)	(8,132)	(96)	(11,732)	(4,840)	(15,004)	2,742	(25,402)
Net Assets:
Beginning of period	5,045	13,177	17,905	29,637	12,825	27,829	12,351	37,753
End of period	$ 4,895	$ 5,045	$ 17,811	$ 17,905	$ 7,985	$ 12,825	$ 15,093	$ 12,351
Units Issued, Transferred and Redeemed:
Beginning balance	699	1,260	1,398	1,581	964	1,555	2,321	3,239
Units issued	2	6	45	89	11	41	24	48
Units transferred	(125)	(505)	(347)	(159)	(436)	(557)	(297)	(708)
Units redeemed	(32)	(62)	(88)	(113)	(27)	(75)	(80)	(258)
Ending balance	544	699	1,008	1,398	512	964	1,968	2,321
(In thousands)	Subaccounts Investing In:
	PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II		CST - Small Cap Growth
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (140)	$ (168)	$ (83)	$ (93)	$ (57)	$ (43)	$ (41)	$ (38)
Net realized gain (loss) on investments	(1,858)	(227)	(98)	(3,356)	(512)	(422)	(259)	(1,262)
Unrealized appreciation (depreciation)	6,865	(7,948)	3,001	(2,332)	2,839	(2,823)	2,140	(842)
Net increase (decrease) in net assets from operations	4,867	(8,343)	2,820	(5,781)	2,270	(3,288)	1,840	(2,142)
Contract Transactions:
Payments received from contract owners	86	168	238	246	151	755	221	219
Transfers between sub-accounts and the fixed account, net	(3,563)	(6,013)	(41)	(1,946)	(1,979)	(203)	4,206	(402)
Contract benefits	(99)	(161)	(68)	(71)	(90)	(161)	(68)	(31)
Contract terminations	(427)	(1,482)	(482)	(970)	(308)	(491)	(191)	(691)
Contract maintenance charges	(5)	(7)	(3)	(3)	(2)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	7	1	0	6	2	4	6	(1)
Net increase (decrease) in net assets from contract transactions	(4,001)	(7,494)	(356)	(2,738)	(2,226)	(99)	4,173	(907)
Total increase (decrease) in net assets	866	(15,837)	2,464	(8,519)	44	(3,387)	6,013	(3,049)
Net Assets:
Beginning of period	14,744	30,581	7,808	16,327	7,384	10,771	3,215	6,264
End of period	$ 15,610	$ 14,744	$ 10,272	$ 7,808	$ 7,428	$ 7,384	$ 9,228	$ 3,215
Units Issued, Transferred and Redeemed:
Beginning balance	1,355	1,914	882	1,142	659	697	439	562
Units issued	7	13	22	21	12	52	25	25
Units transferred	(231)	(443)	20	(179)	(152)	(41)	425	(60)
Units redeemed	(43)	(129)	(53)	(102)	(31)	(49)	(34)	(88)
Ending balance	1,088	1,355	871	882	488	659	855	439
	Subaccounts Investing In:
	CST - International Focus		CST - Global Post-Venture Capital
	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (4)	$ (11)	$ (11)	$ (9)
Net realized gain (loss) on investments	(8)	(102)	(66)	(462)
Unrealized appreciation (depreciation)	363	(187)	577	(1)
Net increase (decrease) in net assets from operations	351	(300)	500	(472)
Contract Transactions:
Payments received from contract owners	83	55	15	9
Transfers between sub-accounts and the fixed account, net	(1)	(47)	4,154	(306)
Contract benefits	(4)	(4)	(13)	(14)
Contract terminations	(50)	(73)	(46)	(14)
Contract maintenance charges	0	(1)	0	0
Other transfers (to) from EFILI, net	(1)	1	0	0
Net increase (decrease) in net assets from contract transactions	27	(69)	4,110	(325)
Total increase (decrease) in net assets	378	(369)	4,610	(797)
Net Assets:
Beginning of period	1,057	1,426	811	1,608
End of period	$ 1,435	$ 1,057	$ 5,421	$ 811
Units Issued, Transferred and Redeemed:
Beginning balance	149	160	124	161
Units issued	10	7	2	1
Units transferred	1	(9)	448	(35)
Units redeemed	(7)	(9)	(7)	(3)
Ending balance	153	149	567	124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves (RR) and Income Advantage (IA) variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

During 2003, a contractholder could allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contract-holder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2003, EFILI added three new subaccounts to the Account: VIP III - Dynamic Capital Appreciation, VIP III - Value Strategies, and VIP IV - Real Estate.

Effective January 9, 2004, EFILI closed the Strong Variable Insurance Funds and the PBHG Insurance Series Funds investment options to new money.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Internal Revenue Code ("IRC"), a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

New Accounting Pronouncement

Statement of Position (SOP) 03-5, "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies," was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Account, but resulted in additional disclosures in the footnotes to the financial statements.

3. Expenses

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. EFILI deducts a daily administrative charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge, through the redemption of units, of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through the redemption of units, of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

Excluding VIP Real Estate, each of the portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days, deducted through the redemption of units. EFILI collects these fees on behalf of these VIP IV portfolios, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying statement of changes in net assets.

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2003 were 0.20% to 0.73% depending on the fund.

Annual Report

Notes to Financial Statements - continued

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended December 31, 2003:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 42,183	$ 84,749
VIP - High Income	37,088	33,107
VIP - Equity-Income	14,162	13,421
VIP - Growth	16,170	13,733
VIP - Overseas	9,588	6,519
VIP II - Investment Grade Bond	28,842	48,013
VIP II - Asset Manager	6,613	6,946
VIP II - Index 500	12,752	10,536
VIP II - Asset Manager: Growth	2,756	3,427
VIP II - Contrafund	8,880	13,351
VIP III - Balanced	6,040	4,808
VIP III - Dynamic Capital Appreciation*	1,319	236
VIP III - Growth & Income	8,746	7,692
VIP III - Growth Opportunities	4,083	2,121
VIP III - Mid Cap	7,741	7,589
VIP III - Value Strategies*	9,708	527
VIP IV - Telecomm. & Utilities Growth	458	421
VIP IV - Technology	10,100	2,855
VIP IV - Natural Resources	1,433	758
VIP IV - Health Care	2,029	1,685
VIP IV - Financial Services	1,297	1,009
VIP IV - Cyclical Industries	1,162	433
VIP IV - Consumer Industries	337	470
VIP IV - Real Estate*	2,140	167
UIF - Emerging Markets Equity	18,910	12,795
UIF - Emerging Markets Debt	7,860	6,157
UIF - Global Value Equity	1,722	1,766
UIF - International Magnum	5,431	5,083
PBHG - Growth II	1,978	3,323
PBHG - Small Cap	3,184	9,100
PBHG - Select Value	1,879	7,936
PBHG - Technology & Communications	8,590	11,127
PBHG - Select 20	10,732	14,873
SVIF - Mid Cap Growth Fund II	4,404	4,843
SVIF - Opportunity Fund II	1,801	4,084
CST - Small Cap Growth	6,343	2,211
CST - International Focus	3,740	3,717
CST - Global Post-Venture Capital	4,880	781

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2003:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	89,310	$ 89,310	$ 1.00
VIP - High Income	4,095	36,369	6.95
VIP - Equity-Income	4,901	114,313	23.18
VIP - Growth	3,485	153,313	31.04
VIP - Overseas	1,415	29,845	15.59
VIP II - Investment Grade Bond	5,693	75,305	13.65
VIP II - Asset Manager	4,729	76,296	14.46
VIP II - Index 500	637	90,900	126.13
VIP II - Asset Manager: Growth	1,575	25,207	12.33
VIP II - Contrafund	5,881	130,129	23.13
VIP III - Balanced	1,146	16,819	13.88
VIP III - Dynamic Capital Appreciation	161	1,980	7.09
VIP III - Growth & Income	2,862	44,465	13.26
VIP III - Growth Opportunities	923	18,173	15.07
VIP III - Mid Cap	1,875	37,786	24.16
VIP III - Value Strategies	755	9,221	12.41
VIP IV - Telecomm. & Utilities Growth	62	527	7.42
VIP IV - Technology	1,352	11,474	9.33
VIP IV - Natural Resources	193	2,013	11.04
VIP IV - Health Care	501	5,081	9.77
VIP IV - Financial Services	327	3,269	10.91
VIP IV - Cyclical Industries	104	1,090	11.16
VIP IV - Consumer Industries	62	628	10.17
VIP IV - Real Estate	153	1,989	13.30
UIF - Emerging Markets Equity	1,274	13,391	9.04
UIF - Emerging Markets Debt	554	4,764	9.04
UIF - Global Value Equity	337	4,329	12.69
UIF - International Magnum	305	3,126	9.90
PBHG - Growth II	498	15,418	9.83
PBHG - Small Cap	1,018	18,888	17.49
PBHG - Select Value	577	10,415	13.83
PBHG - Technology & Communications	6,924	178,268	2.18
PBHG - Select 20	1,830	59,906	8.53
SVIF - Mid Cap Growth Fund II	748	24,839	13.73
SVIF - Opportunity Fund II	391	9,955	18.99
CST - Small Cap Growth	669	14,381	13.80
CST - International Focus	162	2,618	8.85
CST - Global Post-Venture Capital	574	6,677	9.45

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values and units outstanding for Retirement Reserves (RR) and Income Advantage (IA) contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31:

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP - Money Market
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
2001	8,115	$19.01	$18.91	$ 154,219	0.80%	1.00%	4.36%	3.35%	3.14%
VIP - High Income
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
2001	604	$19.89	$19.78	$ 11,999	0.80%	1.00%	14.20%	(12.44%)	(12.62%)
VIP - Equity-Income
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	2,712	$46.66	$46.41	$ 126,468	0.80%	1.00%	1.68%	(5.72%)	(5.91%)
VIP - Growth
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	2,394	$58.20	$57.89	$ 139,274	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Overseas
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
2001	792	$23.36	$23.23	$ 18,489	0.80%	1.00%	5.49%	(21.80%)	(21.96%)
VIP II - Investment Grade Bond
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
2001	3,063	$23.59	$23.46	$ 72,205	0.80%	1.00%	2.89%	7.59%	7.37%
VIP II - Asset Manager
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
2001	2,700	$28.28	$28.13	$ 76,330	0.80%	1.00%	4.15%	(4.86%)	(5.05%)
VIP II - Index 500
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)
2001	3,054	$29.64	$29.48	$ 90,484	0.80%	1.00%	1.13%	(12.81%)	(12.99%)
VIP II - Asset Manager: Growth
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
2001	1,184	$19.09	$18.99	$ 22,591	0.80%	1.00%	2.92%	(8.14%)	(8.32%)
VIP II - Contrafund
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
2001	5,291	$26.24	$26.10	$ 138,779	0.80%	1.00%	0.79%	(12.95%)	(13.13%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP III - Balanced
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
2001	857	$13.44	$13.37	$ 11,513	0.80%	1.00%	3.20%	(2.37%)	(2.57%)
VIP III - Dynamic Capital Appreciation
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (d)
VIP III - Growth & Income
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	2,716	$15.27	$15.19	$ 41,456	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP III - Growth Opportunities
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
2001	1,152	$11.28	$11.22	$ 12,987	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP III - Mid Cap
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	3,794	$10.76	$10.73	$ 40,822	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP III - Value Strategies
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (d)
VIP IV - Telecomm. & Utilities Growth
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
2001	58	$8.68	$8.68	$ 504	0.80%	1.00%	0.23%	(13.15%)	(13.22%) (e)
VIP IV - Technology
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	389	$9.46	$9.46	$ 3,683	0.80%	1.00%	-	(5.36%)	(5.44%) (e)
VIP IV - Natural Resources
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
2001	68	$9.38	$9.37	$ 637	0.80%	1.00%	0.20%	(6.24%)	(6.32%) (e)
VIP IV - Health Care
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
2001	510	$10.17	$10.16	$ 5,182	0.80%	1.00%	-	1.65%	1.56% (e)
VIP IV - Financial Services
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
2001	242	$9.74	$9.74	$ 2,356	0.80%	1.00%	0.41%	(2.56%)	(2.64%) (e)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP IV - Cyclical Industries
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
2001	44	$10.12	$10.11	$ 447	0.80%	1.00%	-	1.17%	1.08% (e)
VIP IV - Consumer Industries
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
2001	38	$9.79	$9.78	$ 374	0.80%	1.00%	-	(2.15%)	(2.23%) (e)
VIP IV - Real Estate
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (d)
UIF - Emerging Markets Equity
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	385	$8.21	$8.17	$ 3,162	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
2001	107	$11.53	$11.47	$ 1,234	0.80%	1.00%	10.25%	9.21%	8.99%
UIF - Global Value Equity
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
2001	197	$12.15	$12.09	$ 2,387	0.80%	1.00%	1.17%	(7.79%)	(7.98%)
UIF - International Magnum
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
2001	81	$9.20	$9.15	$ 749	0.80%	1.00%	0.42%	(19.94%)	(20.10%)
PBHG - Growth II
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	1,260	$10.46	$10.40	$ 13,177	0.80%	1.00%	-	(40.95%)	(41.07%)
PBHG - Small Cap
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	1,581	$18.76	$18.66	$ 29,637	0.80%	1.00%	0.11%	5.21%	5.00%
PBHG - Select Value
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
2001	1,555	$17.91	$17.82	$ 27,829	0.80%	1.00%	0.29%	0.90%	0.70%
PBHG - Technology & Communications
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	3,239	$11.66	$11.60	$ 37,753	0.80%	1.00%	-	(52.70%)	(52.80%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
PBHG - Select 20
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	1,914	$15.98	$15.90	$ 30,581	0.80%	1.00%	-	(36.68%)	(36.81%)
SVIF - Mid Cap Growth Fund II
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	1,142	$14.30	$14.22	$ 16,327	0.80%	1.00%	-	(31.33%)	(31.47%)
SVIF - Opportunity Fund II
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	697	$15.45	$15.37	$ 10,771	0.80%	1.00%	0.41%	(4.48%)	(4.67%)
CST - Small Cap Growth
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	562	$11.15	$11.09	$ 6,264	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	160	$8.91	$8.87	$ 1,426	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Post-Venture Capital
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	161	$10.00	$9.95	$ 1,608	0.80%	1.00%	-	(29.21%)	(29.35%)

(a) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of
Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
February 20, 2004

Annual Report

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0204
1.540222.106

(2_fidelity_logos)(registered trademark)(Empire_Fidelity_Investments_Life_Insurance_Company_logo)